FORM 5500, SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FORM 5500, SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN: 39-0622040 Plan Number: 005
AS OF DECEMBER 31, 2025

(a)	(b) Identity of Issuer/ Description of Investment	(d) Cost	(e) Current Value
	COMMON COLLECTIVE TRUSTS:
	BlackRock U.S. Debt Index Fund	**	$9,495,943
	JPMCB US Active Core Equity Fund	**	28,723,669
	Prudential Core Plus Bond Fund	**	25,176,760
*	T. Rowe Price Mid Cap Growth Trust	**	11,462,319
*	T. Rowe Price Mid Cap Value Trust	**	7,232,218
*	T. Rowe Price Retirement 2005 Active Trust	**	352,240
*	T. Rowe Price Retirement 2010 Active Trust	**	1,884,663
*	T. Rowe Price Retirement 2015 Active Trust	**	4,251,678
*	T. Rowe Price Retirement 2020 Active Trust	**	28,095,891
*	T. Rowe Price Retirement 2025 Active Trust	**	63,399,812
*	T. Rowe Price Retirement 2030 Active Trust	**	84,068,641
*	T. Rowe Price Retirement 2035 Active Trust	**	84,287,459
*	T. Rowe Price Retirement 2040 Active Trust	**	54,704,969
*	T. Rowe Price Retirement 2045 Active Trust	**	53,414,712
*	T. Rowe Price Retirement 2050 Active Trust	**	48,862,357
*	T. Rowe Price Retirement 2055 Active Trust	**	28,515,942
*	T. Rowe Price Retirement 2060 Active Trust	**	17,983,312
*	T. Rowe Price Retirement 2065 Active Trust	**	7,402,761
*	T. Rowe Price Retirement Balanced Active Trust	**	1,333,938
*	T. Rowe Price Stable Value Fund	**	70,456,940
	MUTUAL FUNDS:
	DFA US Small Cap Value Fund	**	11,531,762
	Vanguard Emerging Markets Fund	**	6,349,761
	Vanguard FTSE All World ex-U.S. Index Fund	**	29,201,644
	Vanguard Growth Index Fund	**	92,394,628
	Vanguard Institutional Index Fund, Plus	**	138,703,436
	Vanguard Mid Cap Index Fund	**	48,470,599
	Vanguard Small Cap Index Fund	**	24,350,182
	Vanguard Value Index, Inst	**	12,493,312
	William Blair Small Cap Growth Fund	**	16,182,760
*	T. Rowe Price Prime Reserve Fund	**	654,253
*	T. Rowe Price U.S. Treasury Money Fund	**	1,069,303
*	SNAP-ON INCORPORATED COMMON STOCK	**	44,908,616
*	PARTICIPANT LOANS (Interest rates ranging from 4.25% to 9.50%; maturing 2026 to 2044)	$—	13,364,787

	TOTAL ASSETS (Held at end of year)		$1,070,781,267

*	Denotes party-in-interest.
**	Cost information not required for participant directed investments.